INCOME TAX (Details) $ in Millions			6 Months Ended
	Jun. 30, 2020	Jan. 01, 2018 HKD ($) item	Jun. 30, 2020	Jun. 30, 2019
INCOME TAX
Income tax rate (as a percent)	25.00%		25.00%	25.00%
PRC
INCOME TAX
Income tax rate (as a percent)	25.00%
Hong Kong SAR
INCOME TAX
Income tax rate (as a percent)	16.50%	16.50%
Amount of first assessable profits earned will be taxed at half the current tax rate | $		$ 2
Tax rate for first HK$2 million of assessable profits earned		8.25%
Number of entities to be nominated and benefit from the progressive rates | item		1
Singapore
INCOME TAX
Income tax rate (as a percent)	17.00%